Financial Instruments	6 Months Ended	12 Months Ended
	Jun. 30, 2018	Dec. 31, 2017
Financial Instruments [Abstract]
Financial Instruments

Note 5—Financial Instruments

The following table presents the carrying amounts and estimated fair values of financial instruments (in thousands):

	June 30, 2018		December 31, 2017
	Carrying Amount	Fair Value	Carrying Amount	Fair Value
11.00% Second-Priority Senior Secured Notes—due April 2022(1)	$380,042	$410,411	$—	$—
7.50% Senior Secured Notes—due May 2022	$6,060	$5,999	$—	$—
Bank Credit Facility—due May 2022(1)	$231,522	$240,000	$—	$—
11.00% Bridge Loans—due April 2022(1)	$—	$—	$169,838	$172,023
9.75% Senior Notes—due July 2022(1)	$—	$—	$100,681	$102,000
9.75% Senior Notes—due February 2018	$—	$—	$24,977	$24,977
Old Bank Credit Facility—due February 2019(1)	$—	$—	$402,062	$403,000
Oil and Natural Gas Derivatives	$(185,755)	$(185,755)	$(66,830)	$(66,830)

(1)	The carrying amounts are net of discount and deferred financing costs.

As of June 30, 2018 and December 31, 2017, the carrying amounts of cash and cash equivalents, restricted cash, accounts receivable and accounts payable approximate their fair values because of the short-term nature of these instruments.

11.00% Second-Priority Senior Secured Notes—due April 2022. The $390.9 million aggregate principal amount of 11.00% Senior Secured Notes are reported on the condensed consolidated balance sheet as of June 30, 2018 at their carrying value, net of original issue discount and deferred financing costs (see Note 6—Debt). The fair value of the 11.00% Senior Secured Notes are estimated (representing a Level 1 fair value measurement) using quoted secondary market trading prices.

7.50% Senior Secured Notes—due May 2022. The $6.1 million aggregate principal amount of 7.50% Stone Senior Notes are reported on the condensed consolidated balance sheet as of June 30, 2018 at their carrying value (see Note 6—Debt). The fair value of the 7.50% Senior Secured Notes are estimated (representing a Level 1 fair value measurement) using quoted secondary market trading prices.

Bank Credit Facility—due May 2022. On May 10, 2018, in connection with the Stone Combination, the Company’s senior reserve-based revolving credit facility (“Old Bank Credit Facility”) was repaid and terminated, and the Company executed a new bank credit facility with an initial borrowing base of $600.0 million (“Bank Credit Facility”). The Old Bank Credit Facility was repaid with borrowings from the Bank Credit Facility and cash acquired in the Stone Combination. The Company’s Bank Credit Facility is reported on the condensed consolidated balance sheet as of June 30, 2018 at its carrying value net of deferred financing costs (see Note 6—Debt). The fair value of the Bank Credit Facility is estimated based on the outstanding borrowings under the Company’s Bank Credit Facility since it is secured by the Company’s reserves and the interest rates are variable and reflective of market rates (representing a Level 2 fair value measurement).

Oil and natural gas derivatives. The Company attempts to mitigate a portion of its commodity price risk and stabilize cash flows associated with sales of oil and natural gas production through the use of oil and natural gas swaps, put contracts and costless collars. Swaps are contracts where the Company either receives or pays depending on whether the oil or natural gas floating market price is above or below the contracted fixed price. Costless collars consist of a purchased put option and sold call option with no net premiums paid to or received from the counterparties. The Company has elected not to designate any of its derivative contracts for hedge accounting. Accordingly, commodity derivatives are recorded on the condensed consolidated balance sheet at fair value with settlements of such contracts and changes in the unrealized fair value recorded as price risk management activities income (expense) on the condensed consolidated statements of operations in each period.

The following table presents the impact that derivatives not qualifying as hedging instruments had on the Company’s condensed consolidated statements of operations (in thousands):

	Three Months Ended June 30,		Six Months Ended June 30,
	2018	2017	2018	2017
Price risk management activities income (expense)(1)	$(91,176)	$38,995	$(143,152)	$84,888

(2)

The Company paid $33.6 million and received $9.2 million in net cash settlements for the three months ended June 30, 2018 and 2017, respectively, and paid $54.1 million and received $13.7 million in net cash settlements for the six months ended June 30, 2018 and 2017, respectively.

The following table reflects the contracted volumes and weighted average prices the Company will receive under its derivative contracts as of June 30, 2018:

Production Period	Instrument Type	Average Daily Volumes		Weighted Average Swap Price		Weighted Average Put Price		Weighted Average Call Price
Crude Oil—WTI:		(Bbls	)	(per Bbl	)	(per Bbl	)	(per Bbl	)
July 2018—December 2018	Swap	29,615		$54.06		$—		$—
July 2018—December 2018	Collar	1,000		$—		$45.00		$55.35
July 2018—December 2018	Put	2,000		$—		$49.50		$—
January 2019—December 2019	Swap	23,130		$54.14		$—		$—
Natural Gas—Henry Hub NYMEX:		(MMBtu	)	(per MMBtu	)	(per MMBtu	)	(per MMBtu	)
July 2018—December 2018	Swap	23,747		$3.01		$—		$—
July 2018—December 2018	Collar	6,000		$—		$2.75		$3.24
January 2019—December 2019	Swap	10,146		$2.99		$—		$—

The following tables provide additional information related to financial instruments measured at fair value on a recurring basis (in thousands):

	June 30, 2018
	Level 1	Level 2	Level 3	Total
Assets:
Oil and natural gas derivatives	$—	$733	$—	$733
Liabilities:
Oil and natural gas derivatives	—	(186,488)	—	(186,488)

Total net liability	$—	$(185,755)	$—	$(185,755)

	December 31, 2017
	Level 1	Level 2	Level 3	Total
Assets:
Oil and natural gas derivatives	$—	$1,908	$—	$1,908
Liabilities:
Oil and natural gas derivatives	—	(68,738)	—	(68,738)

Total net liability	$—	$(66,830)	$—	$(66,830)

Financial Statement Presentation. Derivatives are classified as either current or non-current assets or liabilities based on their anticipated settlement dates. Although the Company has master netting arrangements with its counterparties, the Company presents its derivative financial instruments on a gross basis on its condensed consolidated balance sheets. On derivative contracts recorded as assets in the table below, the Company is exposed to the risk the counterparties may not perform. The following table presents the fair value of derivative financial instruments at June 30, 2018 and December 31, 2017 (in thousands):

	June 30, 2018	December 31, 2017
Assets from price risk management activities—current:
Oil and natural gas derivatives	$499	$1,563
Assets from price risk management activities—non-current:
Oil and natural gas derivatives	$234	$345
Liabilities from price risk management activities—current:
Oil and natural gas derivatives	$154,722	$49,957
Liabilities from price risk management activities—non-current:
Oil and natural gas derivatives	$31,766	$18,781

Credit Risk. The Company is subject to the risk of loss on its financial instruments as a result of non-performance by counterparties pursuant to the terms of their contractual obligations. The Company entered into International Swaps and Derivative Association agreements with counterparties to mitigate this risk. The Company also maintains credit policies with regard to its counterparties to minimize overall credit risk. These policies require (i) the evaluation of potential counterparties’ financial condition to determine their credit worthiness; (ii) the regular monitoring of counterparties’ credit exposures; (iii) the use of contract language that affords the Company netting or set off opportunities to mitigate exposure risk; and (iv) potentially requiring counterparties to post cash collateral, parent guarantees or letters of credit to minimize credit risk. The Company’s assets and liabilities from commodity price risk management activities at June 30, 2018 represent derivative instruments from eight counterparties; all of which are registered swap dealers that have an “investment grade” (minimum Standard & Poor’s rating of BBB- or better) credit rating, and six of which are parties under the Company’s Bank Credit Facility. The Company enters into derivatives directly with these third parties and, subject to the terms of the Company’s Bank Credit Facility, is not required to post collateral or other securities for credit risk in relation to the derivative activities.

Note 5—Financial Instruments

The following table presents the carrying amounts and estimated fair values of financial instruments (in thousands):

	December 31, 2017		December 31, 2016
	Carrying Amount	Fair Value	Carrying Amount	Fair Value
11.00% Bridge Loans—due April 2022	$169,838	$172,023	$—	$—
9.75% Senior Notes—due July 2022	$100,681	$102,000	$—	$—
9.75% Senior Notes—due February 2018	$24,977	$24,977	$294,964	$137,850
Bank Credit Facility	$402,062	$403,000	$406,211	$408,000
Derivatives	$(66,830)	$(66,830)	$(15,433)	$(15,433)

As of December 31, 2017 and 2016, the carrying amounts of cash and cash equivalents, accounts receivable, restricted cash and accounts payable approximate their fair values because of the short-term nature of these instruments.

Bridge Loans, 2022 Senior Notes and 2018 Senior Notes. The $172.0 million aggregate principal amount of 11% senior secured second-priority bridge loans due April 3, 2022 (“Bridge Loans”), $102.0 million aggregate principal amount of 9.75% senior notes due July 5, 2022 (“2022 Senior Notes”) and $25.0 million aggregate principal amount of 9.75% senior notes due February 15, 2018 (“2018 Senior Notes”) are reported on the consolidated balance sheet at their carrying value net of discount and deferred financing costs (see Note 6—Debt). The fair value of our Bridge Loans is estimated as face value as no market has developed and the holders of the Bridge Loans were the largest holders of the 2018 Senior Notes prior to the April 3, 2017 conversion. The fair value of the 2022 Senior Notes and 2018 Senior Notes are estimated to equal the face value based on the April 3, 2017 conversion and May 15, 2017 redemption of $1.0 million of the 2018 Senior Notes at par. These fair values represent Level 2 fair value measurements (see Note 6—Debt).

Bank Credit Facility. The Bank Credit Facility is reported on the consolidated balance sheet at its carrying value net of deferred financing costs (see Note 6—Debt). The fair value of the Bank Credit Facility is estimated based on the outstanding borrowings under our Bank Credit Facility since it is secured by the company’s reserves and the interest rates are variable and reflective of market rates.

Oil and natural gas derivatives. We attempt to mitigate a portion of our commodity price risk and stabilize cash flows associated with sales of oil and natural gas production through the use of oil and natural gas swaps and costless collars. Costless collars consist of a purchased put option and a sold call option with no net premiums paid to or received from the counterparties. These two-way collars provide risk protection if oil prices fall below certain levels, but may limit incremental income from favorable price movements above certain limits. The Company has elected not to designate any of its derivative contracts for hedge accounting. Accordingly, commodity derivatives are recorded on the consolidated balance sheet at fair value with settlements of such contracts and changes in the unrealized fair value recorded as price risk management activities income (expense) in the consolidated statements of operations in each period.

The following table presents the impact that derivatives not qualifying as hedging instruments had on our consolidated statements of operations (in thousands):

	Year Ended December 31,
	2017	2016	2015
Price risk management activities income (expense)(1)	$(27,563)	$(57,398)	$182,196

(1)	The Company received net cash settlements of $23.8 million, $172.2 million and $181.9 million for the years ended December 31, 2017, 2016 and 2015, respectively.

The following table reflects the contracted volumes and weighted average prices we will receive under our derivative contracts as of December 31, 2017:

Production Period	Instrument Type	Average Daily Volumes		Weighted Average Swap Price
Crude Oil—WTI:		(Bbls	)	(per Bbl	)
January 2018—December 2018	Swap	24,804		$53.79
January 2019—December 2019	Swap	15,866		$53.17
Natural Gas—Henry Hub NYMEX:		(MMBtu	)	(per MMBtu	)
January 2018—December 2018	Swap	26,346		$3.00
January 2019—December 2019	Swap	10,146		$2.99

Subsequent event. The following table reflects the contracted volumes and weighted average prices we will receive under our derivative contracts entered into subsequent to December 31, 2017, which are not reflected in the table above:

Production Period	Instrument Type	Average Daily Volumes		Weighted Average Swap Price
Crude Oil—WTI:		(Bbls	)	(per Bbl	)
January 2019—June 2019	Swap	1,008		$56.25

The following tables provide additional information related to financial instruments measured at fair value on a recurring basis (in thousands):

	December 31, 2017
	Level 1	Level 2	Level 3	Total
Assets:
Oil and natural gas swaps	$—	$1,908	$—	$1,908
Liabilities:
Oil and natural gas swaps	—	(68,738)	—	(68,738)

Total net liability	$—	$(66,830)	$—	$(66,830)

	December 31, 2016
	Level 1	Level 2	Level 3	Total
Assets:
Oil and natural gas swaps and costless collars	$—	$20,469	$—	$20,469
Liabilities:
Oil and natural gas swaps and costless collars	—	(35,902)	—	(35,902)

Total net liability	$—	$(15,433)	$—	$(15,433)

Financial Statement Presentation. Derivatives are classified as either current or non-current assets or liabilities based on their anticipated settlement dates. Although we have master netting arrangements with our counterparties, we present our derivative financial instruments on a gross basis in our consolidated balance sheets. On derivative contracts recorded as assets in the table below, we are exposed to the risk the counterparties may not perform. The following table presents the fair value of derivative financial instruments at December 31, 2017 and 2016 (in thousands):

	December 31, 2017	December 31, 2016
Assets from price risk management activities—current:
Oil and natural gas derivatives	$1,563	$20,176
Assets from price risk management activities—non-current:
Oil and natural gas derivatives	$345	$293
Liabilities from price risk management activities—current:
Oil and natural gas derivatives	$49,957	$27,147
Liabilities from price risk management activities—non-current:
Oil and natural gas derivatives	$18,781	$8,755

Credit Risk. We are subject to the risk of loss on our financial instruments as a result of non-performance by counterparties pursuant to the terms of their contractual obligations. We enter into International Swaps and Derivative Association agreements with counterparties to mitigate this risk, when possible. We also maintain credit policies with regard to our counterparties to minimize our overall credit risk. These policies require (i) the evaluation of potential counterparties’ financial condition to determine their credit worthiness; (ii) the regular monitoring of our counterparties’ credit exposures; (iii) the use of contractual language that affords us netting or set off opportunities to mitigate exposure risk; and (iv) potentially requiring counterparties to post cash collateral, parent guarantees or letters of credit to minimize credit risk. Our assets and liabilities from commodity price risk management activities at December 31, 2017 represent derivative instruments from eight counterparties; all of which are registered swap dealers that have an “investment grade” (minimum Standard & Poor’s rating of BBB-or better) credit rating and seven of which are parties under our Bank Credit Facility. We enter into derivatives directly with these third parties and, subject to the terms of our Bank Credit Facility, are not required to post collateral or other securities for credit risk in relation to the derivative activities.